Deconsolidation	12 Months Ended
Dec. 31, 2025
Deconsolidation
Deconsolidation

Note 3 — Deconsolidation

Disposal of Shenzhen Yiyou Online Technology Co., Ltd. (“YY Online”)

On May 20, 2024, the Company’s board of directors approved the equity transfer agreement between Hainan Weidong Technology Co., Ltd. (“Hainan Weidong”) and a related individual to transfer 100% equity interest of YY Online to the related individual with RMB 10 (USD 1.4). The disposal resulted in a gain from disposal of approximately RMB 1,416,187 (USD 197,010). Since the disposal did not represent any strategic change of the Company’s operation, the disposal was not presented as discontinued operations.

Net assets of the entities disposed and loss on disposal was as follows as of the year end December 31, 2024:

	RMB	USD
Total current assets	216,613	30,134
Total non-current assets	400,000	55,645
Total assets	616,613	85,779
Total liabilities	1,632,790	227,142
Total net assets	(1,016,177)	(141,363)
Total consideration	10	1
Total loss on disposal	1,416,187	197,010

Disposal of Khorgas Weidong Technology Co., Ltd. (“Khorgas Weidong”)

On October 21, 2024, the Company’s board of directors approved the disposal of Khorgas Weidong. The disposal resulted in a loss from disposal of approximately RMB 56,134,710 (USD 7,809,069). Since the disposal did not represent any strategic change of the Company’s operation, the disposal was not presented as discontinued operations.